SEASONS SERIES TRUST

Incorporated herein by reference is the Supplement to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 2, 2018 (SEC Accession No. 0001193125-18-148493).